Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 2)	12 Months Ended
Dec. 31, 2012
Buildings
Property, Plant and Equipment
Estimated useful lives	30 years
Machinery and equipment | Minimum
Property, Plant and Equipment
Estimated useful lives	4 years
Machinery and equipment | Maximum
Property, Plant and Equipment
Estimated useful lives	25 years
Furniture and fixtures | Minimum
Property, Plant and Equipment
Estimated useful lives	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment
Estimated useful lives	5 years
Motor vehicles | Minimum
Property, Plant and Equipment
Estimated useful lives	8 years
Motor vehicles | Maximum
Property, Plant and Equipment
Estimated useful lives	10 years